Debt Disclosure	12 Months Ended
Dec. 31, 2013
Bank and Other Borrowings
Debt Disclosure

12.	BANK AND OTHER BORROWINGS

Bank and other borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	(US$)
Short-term bank borrowings	176,961	173,726	28,697
Long-term bank borrowings, current portion	167,879	197,000	32,542

	344,840	370,726	61,239
Long-term bank borrowings, non-current portion	63,000	65,740	10,860
Other long-term borrowings	—	900,000	148,669

	63,000	965,740	159,529

Total bank and other borrowings	407,840	1,336,466	220,768

The short-term bank borrowings outstanding as of December 31, 2012 and 2013 bore a weighted average interest rate of 7.66% and 7.00% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of two months to one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2012 and 2013 bore a weighted average interest rate of 8.35% and 7.12% per annum, and are denominated in RMB. These loans were obtained from financial institutions located in the PRC.

In 2013, the Company established Asia Cloud Investment with the funds provided through two entrusted loans. The two entrusted loans have an aggregate principal amount of RMB900,000 with an interest rate of 4% per annum, and maturity dates of August 28 and September 10, 2015, respectively (Note 1(c)).

As of December 31, 2012 and December 31, 2013, unused loan facilities for short-term bank borrowings and long-term bank borrowings amounted to RMB247,726 and RMB77,243 (US$12,760), respectively.

As of December 31, 2013, the Company was in breach of one of the financial covenants under a short-term bank borrowing with an outstanding balance of RMB19,641 (US$3,244). The breach did not result in acceleration of the repayment of the loan and was subsequently cured on March 11, 2014 through an amendment made to the financial covenants with the lending bank.

Bank borrowings as of December 31, 2012 and 2013 were secured/guaranteed by the following:

December 31, 2012

Short-term bank borrowings	Secured/guaranteed by
(RMB)
6,961	Jointly guaranteed by (i) Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, and (ii) restricted cash of RMB766.
20,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with a net book value of RMB25,720 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB20,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,600 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s property with a net book value of RMB19,381 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

90,000	Jointly guaranteed by Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.

176,961

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
63,000	Guaranteed by restricted cash of RMB100,000.
167,879	Guaranteed by restricted cash of RMB190,000.

230,879

December 31, 2013

Short-term bank borrowings	Secured/guaranteed by
(RMB)
19,085	Guaranteed by restricted cash of RMB2,099.
30,000	Secured by a subsidiary’s computer and network equipment with net book value of RMB46,631 (Note 8).
40,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
84,641	Unsecured borrowings.

173,726

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
19,740	Jointly guaranteed by the company’s computer and network equipment with net book value of RMB47,498 (Note 8).
63,000	Guaranteed by restricted cash of RMB100,000.
180,000	Guaranteed by restricted cash of RMB190,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).

1,162,740

Bonds 7.875% Due 2016
Debt Disclosure
15.	BONDS PAYABLE

On March 22, 2013, the Company issued and sold bonds with an aggregate principal amount of RMB1,000,000 (equivalent to US$165,188) at a coupon rate of 7.875% per annum (the “Bonds”). The Bonds will mature on March 22, 2016. The Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013.

The net proceeds from the Bonds, after deducting issuance costs of RMB25,189 (US$4,161) and a discount of RMB1,970 (US$325), were RMB972,841 (US$160,702), which will be used for construction of new data centers and other general corporate purposes. Deferred issuance costs are included in “Other non-current assets” in the Company’s consolidated balance sheets. Both the deferred issuance costs and the issuance discount are amortized as interest expense using the effective interest method over the term of the Bonds. The effective interest rate of the Bonds is 9.29%.

The Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the Bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including trade payables) of the Company’s subsidiaries and Consolidated VIEs.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the Bonds payable, bank and other borrowings (Note 12), in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2014	197,000	32,542
2015	1,065,740	176,048
2016	1,000,000	165,188
2017	—	—
2018	—	—
Thereafter	—	—